EMPLOYEE BENEFIT PLANS - Schedule of Expected Benefit Payments (Details) $ in Thousands	Oct. 29, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2018	$ 4,920
2019	4,909
2020	4,752
2021	4,643
2022	4,474
2023 - 2027	20,638
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2018	4,136
2019	4,124
2020	4,022
2021	3,991
2022	3,934
2023 - 2027	18,607
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
2018	784
2019	785
2020	730
2021	652
2022	540
2023 - 2027	$ 2,031